DIRECT COMMERCIAL PROPERTY EXPENSE - Components of Direct Commercial Property Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about investment property [line items]
Employee compensation and benefits	$ 199	$ 171	$ 157
Direct commercial property expense	1,617	1,394	1,281
Commercial Property
Disclosure of detailed information about investment property [line items]
Property maintenance	709	694	685
Real estate taxes	472	436	396
Employee compensation and benefits	148	141	102
Ground rents	56	43	42
Other	$ 232	$ 80	$ 56